Borrowing and onlending	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Borrowing and onlending	Borrowing and onlending

	12/31/2023	12/31/2022
Onlending obligations - Tesouro Funcafé (a)	81,838	6,000
Onlending obligations – Caixa Econômica Federal (b)	20,292	22,231
Onlending obligations – BNDES (c)	5,282	8,139
Others	—	78
Total	107,412	36,448

(a)    Refers to rural credit operations with Funcafé (at a fixed rate of 8% p.a.);
(b)    Refers to on-lending operations for real estate loans taken out with Caixa Econômica Federal (at rates of between 4.5% and 6% p.a.); and
(c)    Refers to Working Capital operations with BNDES (at a fixed rate of up to 6.87% p.a.).